Description of Organization and Business Operations (Details)			9 Months Ended	12 Months Ended
	Sep. 01, 2021 USD ($) $ / shares shares	Aug. 30, 2021 shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum						1		1
Purchase price, per unit | $ / shares				$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Sale of Private Placement Warrants (in shares) | shares	16,738,636			16,738,636	16,738,636	16,738,636	16,738,636	16,738,636
Proceeds from private placement warrants					$ 4,238,636
Deferred underwriting fee payable				$ 4,375,000	4,375,000	$ 4,375,000	$ 4,375,000	$ 4,375,000
Payments for investment of cash in Trust Account					125,000,000
Condition for future business combination use of proceeds percentage						80
Condition for future business combination threshold Percentage Ownership						50
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001	5,000,001	$ 5,000,001	5,000,001	$ 5,000,001
Redemption limit percentage without prior consent						15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%
Months to complete acquisition | item								15
Maximum Allowed Dissolution Expenses					100,000
Threshold business days for redemption of public shares				10 days
Cash held outside the Trust Account				$ 687,581	687,581	$ 687,581	687,581	$ 687,581
Investments held in trust account				$ 125,002,997	125,002,997	$ 125,002,997	$ 125,002,997	$ 125,002,997
Working Capital					459,528
Income on investments held in Trust Account and other interest					$ 3,001
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units in initial public offering, net of underwriting discounts and offering costs (in shares) | shares	11,000,000						11,000,000
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 110,000,000		$ 110,000,000		$ 110,000,000
Transaction Costs	13,130,743			$ 13,130,743	13,130,743	$ 13,130,743	$ 13,130,743	$ 13,130,743
Underwriting fees	2,187,500			2,187,500	2,187,500	2,187,500	2,187,500	2,187,500
Deferred underwriting fee payable	4,375,000			4,375,000	4,375,000	4,375,000	4,375,000	4,375,000
Other offering costs	592,618			592,618	592,618	592,618	592,618	592,618
Fair value of shares issued to the anchor investors and representative shares	5,975,625			$ 5,975,625	$ 5,975,625	$ 5,975,625	$ 5,975,625	$ 5,975,625
Contingent deferred underwriting fees payable	4,375,000
Payments for investment of cash in Trust Account	$ 125,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	4,000,000			4,000,000	4,000,000	4,000,000	4,000,000	4,000,000
Price of warrant | $ / shares	$ 1.00
Proceeds from private placement warrants	$ 4,000,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				4,000,000	4,000,000	4,000,000	4,000,000	4,000,000
Price of warrant | $ / shares				$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Proceeds from private placement warrants					$ 4,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units in initial public offering, net of underwriting discounts and offering costs (in shares) | shares	1,500,000						1,650,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 15,000,000
Sale of Private Placement Warrants (in shares) | shares		1,500,000
Proceeds from Issuance of Private Placement	$ 15,238,636
Redemption period upon closure		45 days
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	238,636
Price of warrant | $ / shares	$ 1.00
Proceeds from private placement warrants	$ 238,636